Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment [Abstract]
Depreciation expenses	$ 160	$ 348	$ 212	$ 421